Prepaid charter revenue, detail (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Movement In Intangible Assets [Roll Forward]
Time charter aquired, gross, beginning balance	$ 27,000
Write-off of fully amortized asset, cost	(8,500)
Time charter aquired, gross, ending balance	18,500
Movement In Accumulated Amortization Of Finite Lived Intangible Assets [Roll Forward]
Time charter aquired, accumulated amortization, beginning balance	(23,202)
Amortization for the period	(2,709)	$ (4,482)
Write-off of fully amortized asset, accumulated amortization	8,500
Time charter aquired, accumulated amortization, ending balance	(17,411)
Prepaid Charter Revenue Net [Abstract]
Time charter acquired, net, beginning balance	3,798
Amortization for the period	(2,709)	$ (4,482)
Time charter acquired, net, ending balance	$ 1,089